Deferred Revenue (Details) - Schedule of deferred revenue - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Schedule Of Deferred Revenue Abstract
Beginning balance	R 326,404	R 246,765
Acquisition of subsidiary		2,678
Amounts deferred in current financial year	353,719	355,873
Amounts released to revenue in the current financial year	(304,541)	(277,939)
Translation adjustments	20,285	(973)
Ending balance	395,867	326,404
Non-current liabilities	112,185	108,256
Current liabilities	283,682	218,148
Total	R 395,867	R 326,404